Vista Outdoor Inc. - 10-Q Employee Benefit Plans (Narrative) (Details) - Vista Outdoor Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Aggregate net loss for employee defined benefit plans	$ 415	$ 237	$ 951	$ 1,525	$ 426
Expected future employer contributions during fiscal year 2025	800
Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions by employer	$ 3,500	$ 0	$ 0	$ 0	$ 1,300